WARRANT LIABILITY (Details 1) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Outstanding And Exercisable Underlying Shares, Beginning	8,950,412	1,950,412
Warrants Expired, Underlying Share	$ (8,950,412)
Warrants Granted, Underlying Shares		7,000,000
Outstanding And Exercisable Underlying Shares, Ending	0	8,950,412
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.03	$ 0.80
Warrants Issued, Weighted Average Exercised	1.03	1.09
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 0	$ 1.03